OFFICE AND MISCELLANEOUS	3 Months Ended
Mar. 31, 2023
OFFICE AND MISCELLANEOUS

19. OFFICE AND MISCELLANEOUS

	For the three months ended March 31,
	2023	2022
Advertising, Marketing, and Investor Relations	$2,306,452	$1,159,773
Compliance fees	27,307	47,380
Impairment of accounts receivable	198,513	-
Contract Work	47,081	214,848
Other	221,299	185,836
	$2,800,652	$1,607,837

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)